Related party transactions - Disclosure of Key Management Personnel Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Personnel expenses and other short-term employee benefits	€ 3,456	€ 3,131	€ 2,811
Extra pension benefits	11	0	12
Share-based compensation	2,067	1,363	2,450
Executive Committee members compensation	€ 5,534	€ 4,494	€ 5,273